STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2012	$ 3,661,046	$ 50,161	$ 32,042,751	$ (28,431,866)
Balance, shares at Dec. 31, 2012		50,160,758
Common stock issued to institutional investors	2,278,500	2,128	2,276,372
Common stock issued to institutional investors, shares		2,128,386
Common stock issued for additional commitment shares	212,156	235	211,921
Common stock issued for additional commitment shares, shares		234,795
Reversal of common stock issuance		(2)	2
Reversal of common stock issuance, shares		(2,000)
Exercise of options	49,983	63	49,920
Exercise of options, shares		63,350
Exercise of warrants	22,525	33	22,492
Exercise of warrants, shares		32,500
Options issued for services	674,897		674,897
Warrants issued for services	135,851		135,851
Net loss	(3,912,326)			(3,912,326)
Balance at Dec. 31, 2013	3,122,632	52,618	35,414,206	(32,344,192)
Balance, shares at Dec. 31, 2013	52,617,789	52,617,789
Common stock issued to institutional investors	1,036,148	1,065	1,035,083
Common stock issued to institutional investors, shares		1,063,648
Common stock issued for additional commitment shares	16,862	15	16,847
Common stock issued for additional commitment shares, shares		15,630
Common stock issued in private placement	3,140,000	4,207	3,135,793
Common stock issued in private placement, shares		4,207,600
Common stock issued for services	24,500	28	24,472
Common stock issued for services, shares		28,187
Exercise of options	11,000	35	10,965
Exercise of options, shares		35,000
Exercise of warrants	142,830	414	142,416
Exercise of warrants, shares		414,000
Options issued for services	824,726		824,726
Warrants issued for services	148,681		148,681
Net loss	(4,409,797)			(4,409,797)
Balance at Dec. 31, 2014	4,057,582	58,382	40,753,189	(36,753,989)
Balance, shares at Dec. 31, 2014	58,381,854	58,381,854
Common stock issued for services	21,250	26	21,224
Common stock issued for services, shares		26,166
Options issued for services	143,272		143,272
Warrants issued for services	27,673		27,673
Net loss	(1,065,391)			(1,065,391)
Balance at Mar. 31, 2015	$ 3,184,386	$ 58,408	$ 40,945,358	$ (37,819,380)
Balance, shares at Mar. 31, 2015	58,408,020	58,408,020